Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Shares held in trust	Total	Retained earnings	Total	Non-controlling interest
Beginning balance at Dec. 31, 2016		$ 188,511	$ 683	$ (901)	$ 11,298	$ 175,566	$ 186,646	$ 1,865
Comprehensive income/(loss) for the period		19,406	0	0	5,851	12,977	18,828	578
Dividends (see Note 23)		(16,034)	0	0	0	(15,628)	(15,628)	(406)
Scrip dividends		4,751	13	0	(13)	4,751	4,751	0
Share-based compensation		(294)	0	(16)	(204)	(74)	(294)	0
Other changes in non-controlling interest		1,472	0	0	0	53	53	1,419
Ending balance at Dec. 31, 2017		197,812	696	(917)	16,932	177,645	194,356	3,456
Comprehensive income/(loss) for the period		24,858	0	0	1,123	23,352	24,475	383
Transfer from other comprehensive income		0	0	0	(971)	971	0	0
Dividends (see Note 23)		(16,261)	0	0	0	(15,675)	(15,675)	(586)
Repurchases of shares	[1]	(4,519)	(11)	0	11	(4,519)	(4,519)	0
Share-based compensation	[2]	8	0	(343)	(342)	693	8	0
Other changes in non-controlling interest		686	0	0	0	51	51	635
Ending balance at Dec. 31, 2018		202,534	685	(1,260)	16,615	182,606	198,646	3,888
Comprehensive income/(loss) for the period		14,398	0	0	(2,069)	15,842	13,773	625
Transfer from other comprehensive income		0	0	0	(74)	74	0	0
Dividends (see Note 23)		(15,735)	0	0	0	(15,198)	(15,198)	(537)
Repurchases of shares	[1]	(10,286)	(28)	0	28	(10,286)	(10,286)	0
Share-based compensation		(465)	0	197	(49)	(613)	(465)	0
Other changes in non-controlling interest		13	0	0	0	2	2	11
Ending balance at Dec. 31, 2019		$ 190,463	$ 657	$ (1,063)	$ 14,451	$ 172,431	$ 186,476	$ 3,987

[1]
[B] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell is contractually bound to under the current tranche of the buyback programme, plus associated stamp duty (see Note 20).

[2]
[C] The amendments to IFRS 2 Share-based payment became effective January 1, 2018. Following adoption of the amendments, components of share-based payments (related to tax) that were previously classified as cash-settled are classified as equity-settled from 2018 onwards.